PIMCO Funds

Supplement Dated June 15, 2018 to the Short Duration Strategy Funds Prospectus

dated July 28, 2017, as supplemented from time to time; and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time

Important Information Related to the PIMCO Short Asset Investment Fund (the “Fund”)

Effective August 1, 2018, the contractual advisory fee waiver for the Fund will automatically renew for a one-year term according to its terms and will decrease from 0.07% to 0.03% of the average daily net assets of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_061518

PIMCO Funds

Supplement Dated June 15, 2018 to the Quantitative Strategies Prospectus

dated July 28, 2017, as supplemented from time to time; and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time

Important Information Related to the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”)

Effective August 1, 2018, the contractual advisory fee waiver for the Fund will automatically renew for a one-year term according to its terms and will decrease from 0.25% to 0.15% of the average daily net assets of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_061518

PIMCO Funds

Supplement Dated June 15, 2018 to the PIMCO Credit Bond Funds Prospectus

dated July 28, 2017, as supplemented from time to time; and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time

Important Information Related to the PIMCO Low Duration Income Fund (the “Fund”)

The Fund’s current contractual advisory fee waiver of 0.05% of the average daily net assets of the Fund, in effect through July 31, 2018, will not be renewed.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_061518